Dec. 31, 2015
PIONEER DISCIPLINED GROWTH FUND

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 2015

FUND SUMMARY
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "Fund summary":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.